Financial Liabilities at Fair Value Through Profit or Loss_The Difference Between The Carrying Amount And Contractual Cash Flow Amount Of Financial Liabilities Designated At Fair Value Through Profit Or Loss(Details)
$ in Thousands, ₩ in Millions
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Disclosure Of Financial Liabilities Line Items [Line Items]
Carrying amount	₩ 11,810,058	$ 10,873,722	₩ 15,368,153
Financial liabilities designated at fair value through profit or loss
Disclosure Of Financial Liabilities Line Items [Line Items]
Contractual cash flow amount	9,583,186		12,515,734
Carrying amount	9,784,107		12,704,826
Difference	(200,921)		(189,092)
Derivative linked securities
Disclosure Of Financial Liabilities Line Items [Line Items]
Carrying amount	₩ 9,784,107		₩ 12,704,826